Financial risks - Disclosure of detailed information about foreign currency risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of Financial Risks [Line Items]
Cash and cash equivalents	$ 115,698		$ 302,524		$ 108,223
Amounts receivable	14,691		12,894
Accounts payable and accrued liabilities	(30,049)		(46,889)
Revolving credit facility	$ (113,389)		$ (63,659)
Equivalent in CDN [Member]
Disclosure of Financial Risks [Line Items]
Net exposure in foreign currencies		$ (28,453)		$ 55,466
Amounts held in US dollars [Member]
Disclosure of Financial Risks [Line Items]
Cash and cash equivalents		23,755		90,638
Amounts receivable		2,600		1,709
Other assets		1,319		1,327
Accounts payable and accrued liabilities		(117)		(110)
Revolving credit facility		(50,000)		(50,000)
Net exposure in foreign currencies		$ (22,443)		$ 43,564